Reverse Recapitalization - Schedule of Business Combination to the Consolidated Statements of Cash Flows (Details) - Business Combination [Member] - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Schedule of Business Combination to the Consolidated Statements of Cash Flows [Line Items]
Cash-trust and cash, net of redemptions	$ 2,714,091	$ 2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)	(7,350,088)
Proceeds from Sponsor PIPE Investment	15,000,000	15,000,000
Net proceeds from the ESGEN Business Combination	10,364,003	10,364,003
Less: liabilities assumed	(12,861,808)	(12,861,808)
Reverse recapitalization, net	$ (2,497,805)	$ (2,497,805)